UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21238

Registrant Name:	PIMCO Corporate & Income Opportunity Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Opportunity Fund

October 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.8%
BANK LOAN OBLIGATIONS 3.0%
Concordia International Corp.
5.250% due 10/21/2021		$2,494	$2,250
Fortescue Metals Group Ltd.
3.750% due 06/30/2019		2,318	2,319
iHeartCommunications, Inc.
7.274% due 01/30/2019		8,198	6,246
Sequa Corp.
5.250% due 06/19/2017		8,725	8,067
Westmoreland Coal Co.
7.500% due 12/16/2020		12,929	10,375

Total Bank Loan Obligations (Cost $32,058)			29,257

CORPORATE BONDS & NOTES 58.6%
BANKING & FINANCE 24.2%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	972
Ally Financial, Inc.
8.000% due 11/01/2031 (j)		7,667	9,207
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)	EUR	3,400	3,609
Banco do Brasil S.A.
6.250% due 04/15/2024 (g)		$4,200	3,097
9.000% due 06/18/2024 (g)(j)		9,298	8,647
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	500	151
4.000% due 01/21/2019 ^		5,000	1,509
4.750% due 01/15/2018 ^		1,000	302
Banco Santander S.A.
6.250% due 09/11/2021 (g)		400	411
Barclays PLC
6.500% due 09/15/2019 (g)		1,600	1,657
8.000% due 12/15/2020 (g)		200	225
BCD Acquisition, Inc.
9.625% due 09/15/2023		$4,500	4,669
Blackstone CQP Holdco LP
9.296% due 03/19/2019		16,021	16,201
BNP Paribas S.A.
7.375% due 08/19/2025 (g)(j)		11,000	11,302
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,640	2,653
Cantor Fitzgerald LP
6.500% due 06/17/2022 (j)		10,000	10,825
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		5,300	5,618
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (g)	EUR	1,800	2,116
Credit Agricole S.A.
7.500% due 06/23/2026 (g)	GBP	300	370
7.875% due 01/23/2024 (g)(j)		$13,900	14,135
Credit Suisse Group AG
7.500% due 12/11/2023 (g)		2,936	3,046
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,000	6,256
GSPA Monetization Trust
6.422% due 10/09/2029 (j)		9,041	10,352
HSBC Holdings PLC
6.000% due 09/29/2023 (g)	EUR	5,477	6,268
Jefferies Finance LLC
6.875% due 04/15/2022		$1,900	1,805
7.375% due 04/01/2020		2,725	2,718
7.500% due 04/15/2021		2,391	2,346
Jefferies LoanCore LLC
6.875% due 06/01/2020 (j)		10,500	9,975
Lloyds Bank PLC
12.000% due 12/16/2024 (g)(j)		4,450	6,080
Lloyds Banking Group PLC
7.875% due 06/27/2029 (g)	GBP	600	783
MPT Operating Partnership LP
5.250% due 08/01/2026		$2,203	2,253
Nationwide Building Society
10.250% due 06/29/2049 (g)	GBP	21	3,379
Navient Corp.
5.500% due 01/15/2019 (j)		$4,950	5,063
5.625% due 08/01/2033		230	183

Neuberger Berman Group LLC
4.875% due 04/15/2045 (j)		3,400	2,842
Novo Banco S.A.
5.000% due 04/04/2019	EUR	371	320
5.000% due 04/23/2019		152	131
5.000% due 05/14/2019		315	271
5.000% due 05/21/2019		73	63
5.000% due 05/23/2019		213	184
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (j)		$2,600	2,656
OneMain Financial Holdings LLC
6.750% due 12/15/2019		2,116	2,198
PHH Corp.
6.375% due 08/15/2021		3,580	3,499
7.375% due 09/01/2019		3,050	3,195
Provident Funding Associates LP
6.750% due 06/15/2021		4,750	4,797
Rio Oil Finance Trust
9.250% due 07/06/2024		2,357	2,287
9.750% due 01/06/2027		235	223
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)(j)		6,840	6,293
8.000% due 08/10/2025 (g)(j)		10,735	10,225
8.625% due 08/15/2021 (g)		2,900	2,893
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		500	544
Spirit Realty LP
4.450% due 09/15/2026 (j)		2,600	2,566
Springleaf Finance Corp.
5.250% due 12/15/2019		2,680	2,688
8.250% due 12/15/2020 (j)		6,680	7,249
Stearns Holdings LLC
9.375% due 08/15/2020		600	603
TIG FinCo PLC
8.500% due 03/02/2020	GBP	1,154	1,450
8.750% due 04/02/2020 (j)		14,604	16,356
WP Carey, Inc.
4.250% due 10/01/2026 (j)		$5,000	5,058

			236,774

INDUSTRIALS 28.0%
ADT Corp.
4.875% due 07/15/2032 (j)		7,950	6,837
Alliance Data Systems Corp.
5.875% due 11/01/2021 (j)		6,800	6,885
Altice Financing S.A.
7.500% due 05/15/2026 (j)		6,700	6,934
BMC Software Finance, Inc.
8.125% due 07/15/2021		3,031	2,788
Boxer Parent Co., Inc.
9.000% due 10/15/2019 (c)(j)		8,226	7,568
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		27,145	27,932
Camelot Finance S.A.
7.875% due 10/15/2024		2,200	2,255
Chesapeake Energy Corp.
4.130% due 04/15/2019		157	146
6.250% due 01/15/2017	EUR	1,900	2,084
Concordia International Corp.
9.000% due 04/01/2022		$800	777
Diamond Resorts International, Inc.
10.750% due 09/01/2024		4,300	4,085
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)		7,100	6,816
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		2,858	729
Ford Motor Co.
7.700% due 05/15/2097 (j)		31,901	38,531
Fresh Market, Inc.
9.750% due 05/01/2023		1,600	1,368
Hampton Roads PPV LLC
6.171% due 06/15/2053		1,800	1,957
Harvest Operations Corp.
2.330% due 04/14/2021		6,678	6,592
HCA, Inc.
4.500% due 02/15/2027		2,600	2,574
7.500% due 11/15/2095		4,800	4,872
iHeartCommunications, Inc.
9.000% due 09/15/2022		5,810	4,147
Inception Merger Sub, Inc.
8.625% due 11/15/2024 (b)		10,848	10,889
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		11,443	3,776
8.125% due 06/01/2023		1,939	650

Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		12,290	11,184
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (j)		800	870
Kinder Morgan, Inc.
7.750% due 01/15/2032 (j)		3,100	3,802
7.800% due 08/01/2031 (j)		6,000	7,458
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (j)		11,600	11,223
LG FinanceCo Corp.
5.875% due 11/01/2024		500	507
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	4,900	5,487
NXP BV
3.875% due 09/01/2022		$1,720	1,817
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (j)		6,250	6,643
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,500	2,083
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (j)		$4,300	4,650
Safeway, Inc.
7.250% due 02/01/2031 (j)		6,792	6,809
Scientific Games International, Inc.
10.000% due 12/01/2022		5,600	5,180
Sequa Corp.
7.000% due 12/15/2017		13,090	7,199
SFR Group S.A.
6.250% due 05/15/2024 (j)		14,000	14,044
7.375% due 05/01/2026		2,200	2,225
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	4,650	5,842
Tembec Industries, Inc.
9.000% due 12/15/2019		$2,100	1,680
Transocean, Inc.
9.000% due 07/15/2023		1,813	1,780
UAL Pass-Through Trust
7.336% due 01/02/2021		1,889	2,004
UCP, Inc.
8.500% due 10/21/2017		10,900	10,844
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	7,061	9,162
Versum Materials, Inc.
5.500% due 09/30/2024		$869	891

			274,576

UTILITIES 6.4%
Frontier Communications Corp.
10.500% due 09/15/2022		1,190	1,242
11.000% due 09/15/2025		1,190	1,219
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,200	12,804
Illinois Power Generating Co.
6.300% due 04/01/2020		4,570	1,828
7.000% due 04/15/2018		8,855	3,365
7.950% due 06/01/2032		1,175	482
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030 (j)		15,730	16,497
NGL Energy Partners LP
7.500% due 11/01/2023		2,000	2,015
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		525	173
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (h)		4,006	841
6.625% due 10/01/2023		871	183
6.750% due 10/01/2023 (h)		2,310	491
6.750% due 10/01/2023		2,310	491
Petrobras Global Finance BV
3.737% due 03/17/2020		420	416
4.250% due 10/02/2023	EUR	1,200	1,262
5.750% due 01/20/2020		$360	372
6.250% due 12/14/2026	GBP	6,100	7,155
6.625% due 01/16/2034		800	891
6.750% due 01/27/2041		$4,100	3,653
7.875% due 03/15/2019		487	525
Sprint Capital Corp.
6.900% due 05/01/2019		2,000	2,110

Terraform Global Operating LLC
13.750% due 08/15/2022	4,290	4,483

		62,498

Total Corporate Bonds & Notes (Cost $580,100)		573,848

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026	5,900	6,789

Total Convertible Bonds & Notes (Cost $5,900)		6,789

MUNICIPAL BONDS & NOTES 7.6%
CALIFORNIA 3.8%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	3,425	3,779
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	21,545	24,142
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	8,500	9,550

		37,471

ILLINOIS 2.7%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	23,700	25,858

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,400	1,176

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,740	10,077

Total Municipal Bonds & Notes (Cost $67,660)		74,582

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
3.000% due 01/25/2042 (a)	1,496	144
3.500% due 02/25/2033 (a)	3,520	523
4.784% due 01/25/2029	800	810
5.566% due 07/25/2040 (a)	1,825	250
5.834% due 10/25/2028	1,000	1,070
Freddie Mac
6.136% due 11/25/2055	14,751	8,357
6.565% due 02/15/2034 (a)	3,011	655
8.084% due 12/25/2027	4,449	4,554
8.103% due 07/15/2039	3,712	4,077
9.307% due 03/15/2044	1,485	1,972
10.575% due 04/15/2044	834	904
10.594% due 02/15/2036	5,992	8,218
11.284% due 03/25/2025	2,377	2,687
Ginnie Mae
3.000% due 12/20/2042 (a)	104	4
3.500% due 09/16/2041 - 06/20/2042 (a)	2,290	249
6.224% due 01/20/2042 (a)	3,178	455

Total U.S. Government Agencies (Cost $32,494)		34,929

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.3%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	274	235
6.000% due 04/25/2036 ^	4,818	4,273
Banc of America Funding Trust
5.500% due 01/25/2036	284	289
6.000% due 07/25/2037 ^	788	622
BCAP LLC Trust
3.007% due 03/27/2036	3,853	1,985
4.260% due 07/26/2037	680	27
5.110% due 03/26/2037	2,358	691
7.000% due 12/26/2036	8,296	7,409
8.590% due 10/26/2036	5,697	5,322
Bear Stearns ALT-A Trust
2.974% due 08/25/2046	6,586	5,081
3.082% due 11/25/2036 ^	1,010	744
3.335% due 11/25/2034	481	450
3.410% due 08/25/2036 ^	4,368	3,224
3.457% due 09/25/2035 ^	1,697	1,395

Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		2,916	2,785
Chase Mortgage Finance Trust
2.759% due 12/25/2035 ^		31	29
6.000% due 02/25/2037 ^		2,565	2,107
6.000% due 03/25/2037 ^		557	480
6.000% due 07/25/2037 ^		2,044	1,717
Chase Mortgage Trust
3.750% due 12/25/2045		931	890
Citigroup Mortgage Loan Trust, Inc.
3.808% due 11/25/2035		18,261	10,219
5.201% due 04/25/2037 ^		4,804	4,103
5.224% due 03/25/2037 ^		1,470	1,317
6.000% due 11/25/2036		15,341	11,020
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 ^		3,885	3,362
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		2,899	2,277
Countrywide Alternative Loan Trust
0.736% due 03/20/2046		6,598	4,934
0.804% due 08/25/2035		90	59
4.344% due 06/25/2047		5,031	4,087
4.716% due 04/25/2037 ^(a)		30,778	5,804
5.250% due 05/25/2021 ^		25	24
5.500% due 03/25/2035		805	654
5.500% due 09/25/2035 ^		6,841	6,191
5.500% due 03/25/2036 ^		257	203
5.750% due 01/25/2035		941	950
5.750% due 02/25/2035		1,034	1,016
6.000% due 02/25/2035		932	956
6.000% due 04/25/2036		2,466	1,834
6.000% due 05/25/2036 ^		2,689	2,130
6.000% due 02/25/2037 ^		891	622
6.000% due 02/25/2037		3,324	2,651
6.000% due 04/25/2037 ^		9,253	6,630
6.000% due 08/25/2037 ^		24,533	19,548
6.250% due 10/25/2036 ^		3,581	3,056
6.250% due 12/25/2036 ^		4,455	3,319
6.500% due 08/25/2036 ^		1,169	799
6.500% due 09/25/2036 ^		623	533
19.675% due 02/25/2036		2,715	3,731
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		1,032	840
6.000% due 04/25/2036 ^		787	716
6.000% due 03/25/2037 ^		2,874	2,590
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		2,098	1,665
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	2,566	2,772
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$3,102	2,621
GSR Mortgage Loan Trust
2.855% due 11/25/2035 ^		2,584	2,356
3.104% due 03/25/2037 ^		4,373	4,045
5.500% due 05/25/2036 ^		378	359
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		7,378	4,679
JPMorgan Alternative Loan Trust
2.689% due 03/25/2037		15,235	12,503
JPMorgan Mortgage Trust
2.856% due 02/25/2036 ^		3,372	2,974
2.967% due 01/25/2037 ^		2,024	1,816
3.028% due 06/25/2036 ^		1,478	1,294
3.116% due 10/25/2035		79	77
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		5,905	4,633
6.000% due 07/25/2037 ^		415	374
26.488% due 11/25/2035 ^		394	633
Lehman XS Trust
0.754% due 06/25/2047		5,352	3,983
MASTR Alternative Loan Trust
6.750% due 07/25/2036		4,482	3,242
Merrill Lynch Mortgage Investors Trust
2.822% due 03/25/2036 ^		4,526	3,103
Mesdag Delta BV
0.000% due 01/25/2020	EUR	2,141	2,065
RBSSP Resecuritization Trust
0.745% due 10/27/2036		$3,609	317
0.765% due 08/27/2037		8,000	2,275
Residential Accredit Loans, Inc. Trust
0.724% due 08/25/2036		1,502	1,185
0.764% due 05/25/2037 ^		549	132
6.000% due 08/25/2036 ^		1,012	841
6.000% due 05/25/2037 ^		3,257	2,747
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		552	440

6.000% due 02/25/2037 ^		2,616	2,071
6.250% due 09/25/2037 ^		5,739	3,981
Residential Funding Mortgage Securities, Inc. Trust
3.585% due 02/25/2037		4,559	3,688
Structured Adjustable Rate Mortgage Loan Trust
2.880% due 11/25/2036 ^		7,436	5,650
2.912% due 01/25/2036 ^		9,607	7,271
3.047% due 07/25/2036 ^		1,767	1,409
3.268% due 07/25/2035 ^		3,348	2,883
4.488% due 03/25/2037 ^		1,377	965
Structured Asset Mortgage Investments Trust
0.654% due 08/25/2036		261	213
Suntrust Adjustable Rate Mortgage Loan Trust
2.906% due 02/25/2037 ^		1,033	913
3.012% due 04/25/2037 ^		1,296	1,104
6.021% due 02/25/2037 ^		11,142	9,413
WaMu Mortgage Pass-Through Certificates Trust
2.579% due 07/25/2037 ^		1,192	977
4.189% due 02/25/2037 ^		1,666	1,577
4.336% due 07/25/2037 ^		2,831	2,611
6.000% due 10/25/2036 ^		2,350	1,855
Washington Mutual Mortgage Pass-Through Certificates Trust
1.363% due 05/25/2047 ^		627	39
6.000% due 10/25/2035 ^		2,202	1,752
6.000% due 03/25/2036 ^		3,320	3,104
6.000% due 02/25/2037		8,109	7,122

Total Non-Agency Mortgage-Backed Securities (Cost $260,746)			267,659

ASSET-BACKED SECURITIES 20.0%
AMAC CDO Funding
1.824% due 11/23/2050		304	303
6.516% due 11/23/2050		88	88
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.884% due 03/25/2033		97	94
Bear Stearns Asset-Backed Securities Trust
0.934% due 04/25/2037		22,683	16,522
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		4,100	2,830
0.000% due 07/22/2026		3,000	1,815
Citigroup Mortgage Loan Trust, Inc.
0.694% due 12/25/2036		8,887	5,994
0.925% due 11/25/2046		10,902	9,535
Countrywide Asset-Backed Certificates
0.704% due 03/25/2037		5,136	4,729
0.734% due 06/25/2047		20,286	15,875
0.844% due 09/25/2037 ^		19,068	9,774
Credit-Based Asset Servicing & Securitization LLC
3.981% due 12/25/2035 ^		137	136
CSCN LLC
1.500% due 11/27/2045		7,737	7,245
First Franklin Mortgage Loan Trust
0.694% due 10/25/2036		5,911	4,311
Fremont Home Loan Trust
0.684% due 01/25/2037		7,797	4,172
Glacier Funding CDO Ltd.
1.038% due 08/04/2035		8,927	2,500
Gramercy Real Estate CDO Ltd.
1.097% due 08/15/2056		7,045	6,938
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	750	644
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.694% due 07/25/2037		$3,837	2,419
JPMorgan Mortgage Acquisition Trust
5.830% due 07/25/2036 ^		154	87
Lehman XS Trust
6.290% due 06/24/2046		4,566	4,256
Long Beach Mortgage Loan Trust
0.834% due 01/25/2036		8,000	5,725
Merrill Lynch Mortgage Investors Trust
4.170% due 03/25/2037		7,813	2,722
Morgan Stanley ABS Capital, Inc. Trust
0.684% due 10/25/2036		8,580	5,395
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		1,602	1,105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.184% due 07/25/2035		6,000	3,537
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		11,826	5,793
7.238% due 09/25/2037 ^		9,918	6,139
Residential Asset Securities Corp. Trust
1.114% due 08/25/2034		11,709	9,442
SLM Student Loan Trust
0.000% due 10/28/2029 (f)		8	8,866
0.000% due 01/25/2042 (f)		7	7,265

South Coast Funding Ltd.
1.407% due 08/10/2038		21,167	4,498
Taberna Preferred Funding Ltd.
1.138% due 12/05/2036		590	401
1.158% due 08/05/2036		859	601
1.158% due 08/05/2036 ^		16,636	11,645
1.178% due 02/05/2036		11,040	8,225
Tropic CDO Ltd.
1.780% due 04/15/2034		25,000	14,500

Total Asset-Backed Securities (Cost $195,080)			196,126

SOVEREIGN ISSUES 1.4%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,650	3,115
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	695,000	6,467
4.750% due 04/17/2019	EUR	600	607
Saudi Government International Bond
2.375% due 10/26/2021		$400	399
3.250% due 10/26/2026		400	395
4.500% due 10/26/2046		2,600	2,560

Total Sovereign Issues (Cost $12,424)			13,543

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (h)		794,831	720

INDUSTRIALS 0.0%
ZTO Express Cayman, Inc. ADR (d)		220	4

Total Common Stocks (Cost $1,183)			724

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (g)		6,945	8,490
GMAC Capital Trust
6.602% due 02/15/2040		6,200	158

Total Preferred Securities (Cost $7,970)			8,648

SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS (i) 2.3%			22,193

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 6.4%
0.471% due 03/02/2017 - 03/16/2017 (e)(f)(l)(n)		62,911	62,836

Total Short-Term Instruments (Cost $85,004)			85,029

Total Investments in Securities (Cost $1,280,619 )			1,291,134

Total Investments 131.8% (Cost $1,280,619)			$1,291,134
Financial Derivative Instruments (k)(m) (3.8)% (Cost or Premiums, net $(54,983))			(37,387)
Preferred Shares (24.3)%			(237,950)
Other Assets and Liabilities, net (3.7)%			(36,257)

Net Assets Applicable to Common Shareholders 100.0%			$(979,540)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015	$3,210	$841	0.09%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 07/28/2015	1,775	491	0.05
TIG FinCo PLC	04/02/2015	1,178	720	0.07

		$6,163	$2,052	0.21%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.380%	10/31/2016	11/01/2016	$5,300	U.S. Treasury Bonds 3.000% due 11/15/2044	$(5,496)	$5,300	$5,300
JPS	0.540	10/31/2016	11/01/2016	14,200	U.S. Treasury Notes 0.875% due 10/15/2019	(14,505)	14,200	14,200
SSB	0.010	10/31/2016	11/01/2016	2,693	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(2,748)	2,693	2,693

Total Repurchase Agreements						$(22,749)	$22,193	$22,193

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(4)		$(818)	$(817)
	(0.250)	03/04/2016	02/17/2018			(194)	(194)
BPS	1.590	11/02/2016	12/08/2016			(9,297)	(9,297)
MSC	1.350	10/19/2016	01/19/2017			(9,205)	(9,209)
RDR	(1.000)	01/22/2016	TBD	(4)		(462)	(458)
	(0.750)	06/15/2016	06/15/2017			(3,650)	(3,640)
	1.230	08/15/2016	11/17/2016			(5,037)	(5,051)
	1.260	10/24/2016	01/20/2017			(4,833)	(4,834)
SOG	1.600	10/27/2016	11/03/2016			(6,197)	(6,198)
	1.600	10/27/2016	01/27/2017			(8,392)	(8,394)
	1.600	11/03/2016	01/27/2017			(4,739)	(4,739)
UBS	1.100	08/18/2016	11/18/2016		GBP	(1,581)	(1,939)
	1.100	08/22/2016	11/21/2016			$(10,197)	(10,219)
	1.150	08/22/2016	11/22/2016			(13,426)	(13,457)
	1.200	10/06/2016	01/06/2017			(8,111)	(8,118)
	1.225	10/19/2016	11/02/2016			(90,190)	(90,230)
	1.380	08/26/2016	11/25/2016			(2,824)	(2,831)
	1.430	08/26/2016	11/25/2016			(4,284)	(4,295)
	1.430	10/03/2016	11/03/2016			(9,914)	(9,925)
	1.450	09/28/2016	11/28/2016			(5,294)	(5,301)
	1.650	09/28/2016	12/28/2016			(8,006)	(8,019)

Total Reverse Repurchase Agreements							$(207,165)

(3)	The average amount of borrowings outstanding during the period ended October 31, 2016 was $(81,125) at a weighted average interest rate of 1.192%.
(4)	Open maturity reverse repurchase agreement.

Short Sales:

Short Sales on Corporate Bonds & Notes

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
Alliance Data Systems Corp.	5.875%	11/01/2021	$1,600	$(1,616)	$(1,622)

Total Short Sales				$(1,616)	$(1,622)

(5)	Payable for short sales includes $2 of accrued interest.

(j)	Securities with an aggregate market value of $240,748 have been pledged as collateral under the terms of master agreements as of October 31, 2016.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2016	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Navient Corp.	5.000%	12/20/2021	4.990%	$15,000	$84	$146	$0	$(18)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$4,800	$233	$42	$0	$(4)
CDX.HY-27 05-Year Index	5.000	12/20/2021	25,900	1,021	(81)	0	(27)
CDX.IG-27 05-Year Index	1.000	12/20/2021	$25,800	297	(22)	0	(12)

				$1,551	$(61)	$0	$(43)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	11.250%	01/04/2021	BRL	105,000	$(805)	$475	$33	$0
Receive	1-Year BRL-CDI	11.500	01/04/2021		61,500	(257)	357	18	0
Receive	1-Year BRL-CDI	12.230	01/04/2021		41,600	(250)	(159)	0	(10)
Pay	3-Month USD-LIBOR	2.750	06/17/2025		$145,380	14,620	5,427	171	0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		44,400	2,554	455	61	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		305,100	100,705	110,657	1,881	0
Pay	3-Month USD-LIBOR	2.500	06/15/2046		469,700	(54,435)	7,547	0	(2,818)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025	AUD	13,400	950	618	0	(8)

						$63,082	$125,377	$2,164	$(2,836)

Total Swap Agreements						$64,717	$125,462	$2,164	$(2,897)

(l)	Securities with an aggregate market value of $17,103 and cash of $111,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2016.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	11/2016	BRL	2,914	$	934	$21	$0
	11/2016		$916	BRL	2,914	0	(3)
	11/2016		39,896	EUR	36,518	192	0
	12/2016	EUR	36,518	$	39,944	0	(192)
	12/2016	GBP	81		99	0	(1)
	12/2016		$926	BRL	2,914	0	(21)
CBK	11/2016	EUR	355	$	389	0	0
	11/2016	GBP	265		325	1	0
	11/2016		$975	GBP	798	2	0
GLM	11/2016	AUD	141	$	107	0	0
	11/2016	BRL	1,877		581	0	(7)
	11/2016	EUR	38,756		43,365	826	(6)
	11/2016	GBP	81		99	0	0
	11/2016		$590	BRL	1,877	0	(2)
	12/2016	AUD	160	$	122	0	0
HUS	11/2016	GBP	81,869		106,679	6,471	0
JPM	11/2016	EUR	90		98	0	(1)
	11/2016	GBP	454		584	28	0
	11/2016	JPY	20,037		193	2	0
	11/2016		$3,206	EUR	2,864	0	(62)
	12/2016	EUR	90	$	99	0	0
	12/2016		$1,927	EUR	1,764	11	0
MSB	11/2016	BRL	4,791	$	1,506	5	0
	11/2016	GBP	160		195	0	(1)
	11/2016		$1,467	BRL	4,790	34	0
RBC	11/2016	GBP	321	$	392	0	(1)
SCX	11/2016	AUD	154		117	0	0
	11/2016	EUR	181		197	0	(1)
	11/2016	JPY	673,141		6,693	274	0
	11/2016		$6,625	JPY	693,178	0	(15)
	12/2016	JPY	693,178	$	6,631	15	0
SOG	11/2016		$100,651	GBP	82,352	148	0
	12/2016	EUR	180	$	197	0	(1)
	12/2016	GBP	82,352		100,704	0	(153)

Total Forward Foreign Currency Contracts						$8,030	$(467)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2016 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	09/20/2020	15.979%	EUR	3,000	$(115)	$(705)	$0	$(820)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539		$1,800	(352)	(51)	0	(403)
GST	Petrobras Global Finance BV	1.000	09/20/2020	3.609		20	(3)	1	0	(2)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539		2,400	(476)	(61)	0	(537)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.115		500	(41)	10	0	(31)
	Petrobras Global Finance BV	1.000	09/20/2020	3.609		60	(8)	2	0	(6)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539		3,000	(623)	(48)	0	(671)
JPM	Banco Espirito Santo S.A.	5.000	09/20/2020	15.979	EUR	5,000	(207)	(1,159)	0	(1,366)
	Russia Government International Bond	1.000	06/20/2019	1.227		$28,600	(1,957)	1,822	0	(135)
	Russia Government International Bond	1.000	12/20/2020	1.820		1,300	(149)	108	0	(41)
MYC	Banco Espirito Santo S.A.	5.000	09/20/2020	15.979	EUR	3,000	(28)	(792)	0	(820)
	Chesapeake Energy Corp.	5.000	09/20/2020	7.110		$100	(10)	3	0	(7)
	Petrobras Global Finance BV	1.000	12/20/2019	3.115		14,500	(1,342)	446	0	(896)

							$(5,311)	$(424)	$0	$(5,735)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$64,998	$(12,698)	$2,706	$0	$(9,992)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	80,964	(16,513)	4,067	0	(12,446)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	5,687	(1,168)	294	0	(874)
MEI	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	78,364	(15,463)	3,416	0	(12,047)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	20,312	(3,830)	707	0	(3,123)

					$(49,672)	$11,190	$0	$(38,482)

Total Swap Agreements					$(54,983)	$10,766	$0	$(44,217)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Securities with an aggregate market value of $44,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$29,257	$0	$29,257
Corporate Bonds & Notes
Banking & Finance	0	226,422	10,352	236,774
Industrials	0	263,732	10,844	274,576
Utilities	0	62,498	0	62,498
Convertible Bonds & Notes
Industrials	0	6,789	0	6,789
Municipal Bonds & Notes
California	0	37,471	0	37,471
Illinois	0	25,858	0	25,858
Virginia	0	1,176	0	1,176
West Virginia	0	10,077	0	10,077
U.S. Government Agencies	0	26,572	8,357	34,929
Non-Agency Mortgage-Backed Securities	0	267,659	0	267,659
Asset-Backed Securities	0	179,995	16,131	196,126
Sovereign Issues	0	13,543	0	13,543
Common Stocks
Financials	0	0	720	720
Industrials	4	0	0	4
Preferred Securities
Banking & Finance	158	8,490	0	8,648
Short-Term Instruments
Repurchase Agreements	0	22,193	0	22,193
U.S. Treasury Bills	0	62,836	0	62,836

Total Investments	$162	$1,244,568	$46,404	$1,291,134

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,622)	$0	$(1,622)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,164	0	2,164
Over the counter	0	8,030	0	8,030
	$0	$10,194	$0	$10,194

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,897)	0	(2,897)
Over the counter	0	(44,684)	0	(44,684)

	$0	$(47,581)	$0	$(47,581)

Totals	$162	$1,205,559	$46,404	$1,252,125

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$5,670	$4,453	$(19)	$30	$1	$241	$0	$(10,376)	$0	$0
Corporate Bonds & Notes
Banking & Finance	10,421	0	(67)	1	1	(4)	0	0	10,352	8
Industrials	10,850	0	0	4	0	(10)	0	0	10,844	(10)
U.S. Government Agencies	7,929	0	(29)	5	12	440	0	0	8,357	439
Asset-Backed Securities	17,050	0	0	0	0	(919)	0	0	16,131	(919)
Common Stocks
Financials	505	0	0	0	0	215	0	0	720	215

Totals	$52,425	$4,453	$(115)	$40	$14	$(37)	$0	$(10,376)	$46,404	$(267)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$10,352	Proxy Pricing	Base Price	114.25
Industrials	10,844	Proxy Pricing	Base Price	99.50
U.S. Government Agencies	8,357	Proxy Pricing	Base Price	56.66
Asset-Backed Securities	16,131	Proxy Pricing	Base Price	106,003.18 - 114,507.01
Common Stocks
Financials	720	Other Valuation Techniques (2)	—	—

Total	$46,404

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 1,280,619	$62,955	$(52,440)	$10,515

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	JPM	JPMorgan Chase Bank N.A.	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	MEI	Merrill Lynch International	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation
ADR	American Depositary Receipt	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016